ACCOUNTS AND OTHER RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated classifications as at June 30, 2020:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$2,138	$2,138
Accounts and other receivable, net (current and non-current)	—	—	4,745	4,745
Other assets (current and non-current) (1)	—	—	510	510
Financial assets (current and non-current) (2)	649	4,873	813	6,335
Total	$649	$4,873	$8,206	$13,728
Financial liabilities
Accounts payable and other (current and non-current) (3)	$444	$362	$8,570	$9,376
Borrowings (current and non-current)	—	—	22,455	22,455
Total	$444	$362	$31,025	$31,831
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(1)	Excludes prepayments and other assets of $959 million.

(2)	Refer to Hedging Activities in Note 4(a) below.

(3)
Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $7,073 million.

The following table provides the allocation of financial instruments and their associated classifications as at December 31, 2019:

(US$ MILLIONS)
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$—	$1,986	$1,986
Accounts and other receivable, net (current and non-current)	—	—	5,631	5,631
Other assets (current and non-current) (1)	—	—	577	577
Financial assets (current and non-current) (2)	883	4,612	748	6,243
Total	$883	$4,612	$8,942	$14,437
Financial liabilities
Accounts payable and other (3) (4)	$385	$159	$9,039	$9,583
Borrowings (current and non-current)	—	—	22,399	22,399
Total	$385	$159	$31,438	$31,982
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(1)	Excludes prepayments, subrogation recoverable and other assets of $1,215 million.

(2)	Refer to Hedging Activities in Note 4(a) below.

(3)	Total financial assets include $3,832 million of assets pledged as collateral.

(4)
Excludes provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits, liabilities held for sale and various taxes and duties of $6,913 million.

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Current
Marketable securities	$948	$734
Restricted cash	400	172
Derivative contracts	134	176
Loans and notes receivable	71	66
Other financial assets (1)	46	—
Total current	$1,599	$1,148
Non-current
Marketable securities	$3,253	$3,435
Restricted cash	220	201
Derivative contracts	134	62
Loans and notes receivable	124	309
Other financial assets (1)	1,005	1,088
Total non-current	$4,736	$5,095
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(1)	Other financial assets include secured debentures to homebuilding companies, asset-backed securities and preferred shares in our business services segment.

(US$ MILLIONS)	June 30, 2020	December 31, 2019
Current, net	$4,048	$4,808
Non-current, net
Accounts receivable	78	40
Retainer on customer contract	124	102
Billing rights	495	681
Total Non-current, net	$697	$823
Total	$4,745	$5,631